Revenue - Net Investments in Direct Financing Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Lessor, Lease, Description [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 865,333	$ 897,130
Residual Value of Leased Asset	291,098	291,098
Deferred Costs, Leasing, Net	312	329
Deferred Lease Income, after Accumulated Amortization	(592,058)	(613,394)
Direct financing leases (note 6)	564,685	575,163
Current portion of net investments in direct financing leases (note 6)	(13,082)	(12,635)
Net investments in direct financing leases (note 6)	551,603	562,528
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	32,300
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months		64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	64,200	64,300
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	64,200	64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	64,200	64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	64,000	64,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	$ 576,400	$ 576,200